Income Taxes (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets (liabilities):
Tax loss carryforward	$ 51,429,074	$ 48,080,664
Intangible assets	(114,161)	(189,854)
Stock based compensation	5,860,272	4,575,852
R&D capitalized	12,467,969	8,171,276
Valuation Allowance	(69,643,154)	(60,637,938)
Net deferred tax assets